Events after the Reporting Period	12 Months Ended
Dec. 31, 2023
Events after the Reporting Period
Events after the Reporting Period

29. Events after the Reporting Period

As discussed in Note 3, the Company completed the Spin-off on January 31, 2024 by creating Ollamani, which holds the Spun-off Businesses and has the same shareholding structure as the Company. The businesses of Cable and Sky, the Group’s investment in TelevisaUnivision, broadcasting concessions and infrastructure, as well as other assets and real estate related to these businesses, remained in the Group. The Company obtained all required corporate and regulatory authorizations for the Spin-off on February 12, 2024. The shares of Ollamani began trading separately from the Company on the Mexican Stock Exchange on February 20, 2024, in the form of CPOs, under the ticker symbol “AGUILAS CPO.” Beginning with the first quarter of 2024, the Group will begin presenting the results of operations of the Spun-off Businesses as discontinued operations in its consolidated statements of income for any comparative prior period and for the month ended January 31, 2024.

As a result of the Spin-off carried out on January 31, 2024, and the Company’s distribution of the related Spun-off Businesses to Ollamani, the Company’s capital stock reflected a reduction of Ps.752,071 (nominal Ps.376,844) in the first quarter of 2024, without having modified the number of outstanding shares of the Company.

The carrying amount of consolidated net assets of the Group’s Spun-off Businesses as of December 31, 2023, represented approximately 4.5% of the Group’s consolidated equity as of that date. The segment revenues and segment income of the Group’s Spun-off Businesses for the year ended December 31, 2023, represented approximately 8.3% and 4.7%, respectively, of the Group’s total segment revenues and total segment income, respectively, for that year.

On February 22, 2024, the Company’s Board of Directors approved a proposed dividend of Ps.0.35 per CPO payable in the second quarter of 2024, subject to approval of the Company’s stockholders.

On April 3, 2024, the Company announced that it has reached an agreement with AT&T for the acquisition of its participation in Sky, by which the Company would become an owner of 100% of the Sky’s capital stock. As part of this agreement, the transaction price would be paid by the Group in 2027 and 2028. The transaction is subject to customary regulatory approvals.

On April 9, 2024, we (i) executed a credit agreement with a syndicate of banks (the “Credit Agreement”) for a five-year term loan in a principal amount of Ps.10,000 million, and a five-year revolving credit facility in the amount of U.S.$500 million, with loans thereunder to be funded in Mexican pesos; and (ii) terminated an unused revolving credit facility entered into 2022 with a syndicate of banks in the amount of U.S.$650 million, with an original maturity in 2025. The loans under the Credit Agreement will bear interest at a floating rate based on a spread of 125 bps or 150 bps over the 28 day TIIE Rate depending on our net leverage ratio. The Credit Agreement requires the maintenance of financial ratios related to indebtedness and interest expense. On April 11, 2024, we used the proceeds of the loans under the Credit Agreement to prepay in full amounts outstanding under the credit agreement entered into by the Company in 2019 with a syndicate of banks in the principal amount of Ps.10,000 million, with an original maturity in June 2024.

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements (“IFRS18”), introducing new requirements to (i) improve comparability in the statement of income; (ii) enhance transparency of management-defined performance measures; and (iii) provide more useful grouping of information in the financial statements. IFRS 18 replaces IAS 1 Presentation of Financial Statements (“IAS 1”) and carries forward many requirements from IAS 1 unchanged. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, with early application permitted.

On April 26, 2024, the Company’s stockholders approved, among other resolutions, (i) the audited consolidated financial statements of the Company as of December 31, 2023, and for the year ended on that date; and (ii) the payment of a dividend of Ps.0.35 per CPO and Ps.0.002991452991 per share of Series “A,” “B,” “D,” and “L” Shares, not in the form of a CPO, which will be paid in May 2024.